Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	December 31
	2023	2022
	€ in thousands
Cash	21,093	14,768
On call deposits	30,034	31,690
Cash and cash equivalents	51,127	46,458

Cash and cash equivalents in the statement of cash flows	51,127	46,458